Offerings - Offering: 1	Jun. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit	71.01
Maximum Aggregate Offering Price	$ 306,230,625.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 42,290.45
Offering Note	Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended, and includes the offering price of any additional shares that the underwriters have the option to purchase.